Basis of Presentation	6 Months Ended
Jun. 30, 2024
Basis of Presentation
Basis of Presentation

Note 1 – Basis of Presentation

Accounting Policies

These interim statements of the Genmab Group (Genmab or the Company) have been prepared in accordance with IAS 34 (Interim Financial Reporting) as issued by the International Accounting Standards Board (IASB) and in accordance with IAS 34 as endorsed by the EU and additional Danish disclosure requirements for interim reports of listed companies. The interim report has not been audited by Genmab’s external auditors.

The interim report has been prepared using the same accounting policies as outlined in Section 1 – Basis of Presentation in the financial statements in the Genmab 2023 Annual Report (Annual Report). A number of amended standards became applicable for the current reporting period. There was no impact to Genmab’s financial statements as a result of adopting these amended standards. These interim financial statements should be read in conjunction with the Annual Report.

The below accounting policies have been implemented upon Genmab completing the acquisition of ProfoundBio, Inc. (ProfoundBio) on May 21, 2024.

Business Combinations

The acquisition method of accounting is used to account for all acquisitions where the target company meets the definition of a business in accordance with IFRS  3 (Business Combinations). The purchase price for a business is comprised of the fair value of the assets transferred and liabilities owned to the former owners, including option holders, of the acquired business and the fair value of any asset or liability resulting from a contingent consideration arrangement. Any amount of the purchase price which effectively comprises a settlement of a pre-existing relationship is not part of the exchange for the acquiree and is therefore not included in the consideration for the purpose of applying the acquisition method. Settlements of pre-existing relationships are accounted for as separate transactions in accordance with the relevant IFRS standards.

Identifiable assets and liabilities and contingent liabilities assumed are measured at fair value on the date of acquisition by applying relevant valuation methods. Acquisition-related charges are expensed as incurred and included in Acquisition and integration related charges. Goodwill is recognized as the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed.

Other Intangible Assets

Definite-Lived and IPR&D Intangible Assets

Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. Intangible assets with definite useful lives are amortized based on the straight-line method over their estimated useful lives and reviewed for impairment if certain events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Amortization commences for in-process research and development (IPR&D) intangible assets after regulatory approval has been obtained or when assets are put in use. IPR&D intangible assets are tested for impairment at least annually or when a triggering event occurs that could indicate a potential impairment. Impairments of intangible assets are reviewed at each reporting date for possible reversal.

Goodwill

Goodwill represents the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed in a business combination accounted for by the acquisition method of accounting and is not amortized, but is subject to impairment testing. Goodwill is allocated to each of the group’s cash-generating units (or groups of cash-generating units) expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment at least annually, or more frequently when there is an indication that the unit may be impaired by assessing qualitative factors or performing a quantitative analysis in determining whether it is more likely than not that the fair value of net assets in a cash-generating unit are below their carrying amounts. Quantitative goodwill impairment tests are based on management’s projections and the anticipated net present value of estimated future cash flows from marketable products.

If the carrying amount of goodwill exceeds the recoverable amount, which is determined based on discounted projected cash flows, any impairment is measured as the difference between those discounted projected cash flows and the carrying amount. Impairments of goodwill are prohibited from future reversals.

Management Judgements and Estimates under IFRS Accounting Standards

In preparing interim reports, certain provisions under IFRS Accounting Standards (IFRS) require management to make judgements (various accounting estimates and assumptions), which may significantly impact Genmab’s financial statements. The interim report has been prepared using the same judgments and estimates as outlined in Section 1 – Basis of Presentation in the financial statements in the Annual Report. For a description of significant judgements and estimates, refer to Note 1.3 in the Annual Report. Additionally, upon Genmab completing the acquisition of ProfoundBio on May 21, 2024, management has determined that the below estimates related to intangible assets are an area that require significant judgement. Refer below for further information on the key accounting estimates related to the valuation of intangible assets utilized in preparation of the consolidated financial statements.

Fair Value of Intangible Assets in a Business Combination

The application of the acquisition method involves the use of significant estimates because the identifiable net assets of the acquiree are recognized at their fair values for which observable market prices are typically not available. This is particularly relevant for intangible assets which require use of valuation techniques typically based on estimates of present value of future uncertain cash flows. The significant assumptions used to estimate the value of the acquired intangible assets include discount rates and certain assumptions that form the basis of future cash flows (such as probabilities of technical and commercial success, revenue growth rates, operating margins, and royalty rates).

Impairment Assessment of Intangible Assets and Goodwill

If circumstances or changes in Genmab’s operations indicate that the carrying amount of intangible assets, including goodwill, may not be recoverable, management reviews the asset for impairment. The basis for the review is the recoverable amount of the intangible asset, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow generated from the intangible asset. If the carrying amount of an intangible asset is greater than the recoverable amount, the intangible asset is written down to the recoverable amount. An impairment loss is recognized in the income statement when the impairment is identified. Impairments on intangible assets (excluding goodwill) are reviewed at each reporting date for possible reversal.

Factors considered material that could trigger an impairment test include the following:

• Development of a competing drug

• Realized sales trending below predicted sales

• Inconsistent or unfavorable clinical readouts

• Changes in the legal framework covering patents, rights and licenses

• Advances in medicine and/or technology that affect the medical treatments

• Adverse impact on reputation and/or brand names

• Relationship to other intangible assets or property, plant and equipment

Impairments of intangible assets are recognized in the Consolidated Income Statements as research and development expenses.

Information about Geographical Areas

Genmab is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any licensed products, product candidates, product sales or geographical markets and no segment information is currently prepared for internal reporting. Refer to Note 2.2 in the Annual Report for further details.

Reclassifications and Revisions

To facilitate comparison of information across periods, certain immaterial reclassifications and revisions have been made to prior period amounts to conform to the current period’s presentation. Refer to Note 1.4 in the Annual Report for further details.